UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 02/28/2011

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2011 (Unaudited)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 80.8%

Corporate — 0.7%
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	$2,600	$2,693,418

County/City/Special District/School District — 24.5%
Cabrillo Community College District, GO, Election of 2004, Series B (NPFGC), 5.00%, 8/01/36	1,045	1,014,225
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	7,795	8,168,225
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	4,583,138
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,024,520
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,532,103
County of Ventura California, COP, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,046,310
El Monte City School District California, GO, Election of 2004, Series B (AGM), 5.00%, 8/01/32	4,435	4,337,829
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40 (a)	2,000	2,059,440
Lancaster Redevelopment Agency California, Tax Allocation Bonds, Combined Redevelopment Project Areas, 6.88%, 8/01/39	3,445	3,538,807
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	5,990	6,410,198
Los Gatos Union School District California, GO, Election of 2001, Series C (NPFGC), 5.00%, 8/01/30	4,275	4,378,712
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	5,340	5,038,023
Marysville Joint Unified School District California, GO, Election of 2008 (AGC), 5.25%, 8/01/29	1,690	1,670,278
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	5,500	5,647,125

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	$3,180	$3,383,552
7.00%, 3/01/34	5,000	5,338,550
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/39	1,500	1,482,135
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,123,100
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	2,500	2,258,400
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,315	5,275,084
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	1,025	1,053,270
6.50%, 8/01/39	2,000	2,006,300
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,265,976
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,110	4,430,785

		90,066,085

Education — 3.9%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,508,525
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/30	250	257,945
Pittsburg Unified School District, COP, 6.00%, 9/01/29	9,040	9,057,809

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	1

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Education (concluded)
University of California, RB, Series O, 5.75%, 5/15/34	$2,500	$2,621,400

		14,445,679

Health — 8.8%
California Health Facilities Financing Authority, RB, Series A:
Adventist Health System-West, 5.75%, 9/01/39	4,650	4,371,651
Sutter Health, 6.25%, 8/15/35	2,080	2,085,138
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	1,250	1,277,837
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,000	5,012,500
Catholic Healthcare West, Series E, 5.63%, 7/01/25	3,000	3,052,680
Providence Health & Services, Series C, 6.50%, 10/01/33	3,730	4,057,531
California Statewide Communities Development Authority, RB, Series A:
Health Facility, Memorial Health Services, 6.00%, 10/01/23	2,475	2,562,194
John Muir Health, 5.00%, 8/15/32	2,185	1,964,490
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series A (BHAC), 5.50%, 7/01/30	1,190	1,203,221
Cottage Health Obligation Group, 5.25%, 11/01/30	3,350	3,146,387
Senior Living, Southern California, 6.25%, 11/15/19	500	520,230
Senior Living, Southern California, 6.63%, 11/15/24	650	675,396
Senior Living, Southern California, 7.00%, 11/15/29	500	520,410
Senior Living, Southern California, 7.25%, 11/15/41	1,750	1,826,580

		32,276,245

State — 6.8%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	10,342,000
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,458,586
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	1,768,660
State of California, GO, Various Purpose, 6.50%, 4/01/33	9,800	10,632,216

		25,201,462

Transportation — 8.0%
County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,130,710
County of Sacramento California, RB:
Senior Series B, 5.75%, 7/01/39	1,600	1,604,608

Municipal Bonds	Par (000)	Value

California (continued)

Transportation (concluded)
County of Sacramento California, RB (concluded):
Senior-Series B, AMT (AGM), 5.25%, 7/01/39	$8,575	$7,713,813
Subordinated and Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	3,000	3,022,950
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, AMT, 5.38%, 5/15/38	285	274,147
Los Angeles Harbor Department, Refunding RB (NPFGC), 7.60%, 10/01/18 (b)	3,215	3,856,360
Port of Oakland, RB, Series K, AMT (NPFGC), 5.88%, 11/01/30	1,000	962,150
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	5,065	5,263,244
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,252,113
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36 (a)	2,130	2,237,884

		29,317,979

Utilities — 28.1%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	1,900	1,963,802
City of Bakersfield California, RB, Series A (AGM), 5.00%, 9/15/32	7,000	6,881,980
City of Glendale California, RB (AGM), 5.00%, 2/01/32	6,825	6,880,351
City of Los Angeles California, Refunding RB:
Series A, 5.38%, 6/01/39	5,000	5,098,050
Series A (NPFGC), 5.00%, 6/01/32	4,000	4,011,840
Sub-Series A, 5.00%, 6/01/32	7,670	7,680,661
City of Petaluma California, Refunding RB, 6.00%, 5/01/36 (a)	5,625	5,718,656
El Dorado Irrigation District & El Dorado Water Agency California, COP, Refunding, Series A, 5.75%, 3/01/24	5,065	5,477,949
Los Angeles Department of Water & Power, RB, Power System:
Series A-2, 5.25%, 7/01/32	2,000	2,032,720
Sub-Series A-1, 5.25%, 7/01/38	4,265	4,221,924
Metropolitan Water District of Southern California, GO, Refunding, Waterworks, Series A, 5.00%, 3/01/37	3,065	3,099,665
Orange County Water District, COP, Refunding, 5.00%, 8/15/32	2,450	2,455,439
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	7,000	6,850,620

2	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	$4,000	$4,120,440
Senior Series A, 5.25%, 5/15/34	6,500	6,516,640
Series B, 5.75%, 8/01/35	5,000	5,234,050
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/29	2,000	2,040,780
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,000,390

Southern California Public Power Authority, Refunding RB, Series A, 5.00%, 7/01/40	10,000	9,344,000

Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	7,859,258

		103,489,215

Total Municipal Bonds in California		297,490,083

Puerto Rico — 3.2%

County/City/Special District/School District — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,196,650

State — 1.8%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement:
Series A, 6.50%, 7/01/40	2,500	2,571,750
Series B, 6.50%, 7/01/37	4,000	4,108,240

		6,679,990

Total Municipal Bonds in Puerto Rico		11,876,640

Total Municipal Bonds – 84.0%		309,366,723

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California — 31.0%

Corporate — 1.4%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,333,187

County/City/Special District/School District — 12.3%
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	12,354,086
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	6,914,110
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,304,651
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	19,000	18,583,140

		45,155,987

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

California (concluded)

Education — 1.5%
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	$5,610	$5,411,855

State — 2.6%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	9,602,900

Transportation — 1.9%
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	7,310	6,831,268

Utilities — 11.3%
Eastern Municipal Water District California, COP, Series A (NPFGC), 5.00%, 7/01/32	7,880	7,648,091
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	4,893,300
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	4,629,100
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,108	11,948,465
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	12,557,480

		41,676,436

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 31.0%		114,011,633

Total Long-Term Investments (Cost – $427,894,719) – 115.0%		423,378,356

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.04% (d)(e)	10,601,704	10,601,704

Total Short-Term Securities (Cost – $10,601,704) – 2.9%		10,601,704

Total Investments (Cost – $438,496,423*) – 117.9%		433,980,060
Liabilities in Excess of Other Assets – (1.7)%		(6,411,324)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (16.2)%		(59,511,791)

Net Assets – 100.0%		$368,056,945

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	3

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$379,028,893

Gross unrealized appreciation	$6,051,688
Gross unrealized depreciation	(10,568,050)

Net unrealized depreciation	$(4,516,362)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Goldman Sachs & Co.	$2,059,440	$18,940
JPMorgan Chase Securities	$2,237,884	$43,324
Piper Jaffray	$5,718,656	$21,713

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at February 28, 2011	Income

BIF California Municipal Money Fund	8,876,733	1,724,971	10,601,704	$3,570

(e)	Represents the current yield as of report date.

•	Financial futures contracts sold as of February 28, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

180	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$21,332,471	$(95,967)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of February 28, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$423,378,356	—	$423,378,356
Short-Term Securities	$10,601,704	—	—	10,601,704

Total	$10,601,704	$423,378,356	—	$433,980,060

[1]	See above Schedule of Investments for values in each sector.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Interest rate contracts	$(95,967)	—	—	$(95,967)

2 Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 27, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 27, 2011